Income Tax - Schedule of Reconciliation Related to Income Tax (Expense) Benefit (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Profit (loss) before tax from continuing operations	₽ 15,720	₽ 14,151	₽ (107,128)
Income tax (expense) benefit at statutory income tax rate of 20%	(3,144)	(2,830)	21,426
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	(3,154)	766	(15)
Unrecognized current year tax losses and write-off of previously recognized asset on tax losses	4,783	513	(19,822)
Non-deductible expenses for tax purposes	(1,755)	(1,317)	(4,341)
Non-deductible interest expense	(254)	(1,055)	(2,588)
Effect of non-deductible penalties on breach of covenants in credit agreements	112	(1,152)	(3,025)
Effect of different tax rates in foreign jurisdictions	262	182	26
Effect of the disposal of subsidiaries	0		17
Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income (loss)	₽ (3,150)	₽ (4,893)	₽ (8,322)